Subordinated Liabilities - Changes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2021 USD ($) $ / $
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	19.5089	19.5089	20.5075	20.5075
Financial liabilities at beginning of period	$ 1,477,724
Financial liabilities at end of period	$ 1,604,462		$ 1,477,724
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Exchange rate per one USD as of December 31, | $ / $	19.5089	19.5089	20.5075	20.5075
Financial liabilities at beginning of period	$ 51,643	$ 2,518	$ 36,182	$ 1,817
Issues				700
Redemptions		(500)
Transaction costs and accrued interest		1		1
Financial liabilities at end of period	$ 39,384	$ 2,019	$ 51,643	$ 2,518